Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of expected future minimum lease payments

Significant expenditure under contracted supply agreements for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	124
1 - 5 years	16
More than 5 years	-
140